First Quarter Report
January 31, 2024 (Unaudited)
Columbia Strategic California Municipal Income Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Strategic California Municipal Income Fund, January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 3.5%
Issue Description	Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 3.5%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	3.100%	900,000	900,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	3.100%	3,900,000	3,900,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	3.100%	5,960,000	5,960,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	3.100%	2,260,000	2,260,000
Total			13,020,000
Total Floating Rate Notes (Cost $13,020,000)			13,020,000

Municipal Bonds 95.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.5%
San Diego County Regional Airport Authority(c)
Revenue Bonds
Private Activity
Series 2023
07/01/2048	5.000%	2,500,000	2,645,682
San Francisco City & County Airport Commission - San Francisco International Airport(c)
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	3,000,000	3,000,091
San Francisco City & County Airport Commission-San Francisco International Airport(c)
Refunding Revenue Bonds
Second Series 2023C
05/01/2048	5.750%	3,000,000	3,379,482
Total			9,025,255
Charter Schools 8.8%
California Infrastructure & Economic Development Bank
Revenue Bonds
Equitable School Revolving Fund
Series 2022
11/01/2057	5.000%	3,000,000	3,108,064
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Infrastructure & Economic Development Bank(d)
Revenue Bonds
WFCS Portfolio Project
Series 2021
01/01/2056	5.000%	1,300,000	1,020,183
Wonderful Foundations Charter School Portfolio Projects
Series 2020
01/01/2055	5.000%	2,200,000	1,767,377
California Infrastructure & Economic Development Bank(d),(e)
Revenue Bonds
WFCS Portfolio Project
Subordinated Series 2021
01/01/2061	0.000%	19,400,000	977,719
California Public Finance Authority
Revenue Bonds
Laverne Elementary Prep Academy Project
Series 2019
06/15/2039	5.000%	870,000	826,071
06/15/2049	5.000%	1,400,000	1,265,821
California School Finance Authority(d)
Refunding Revenue Bonds
Classical Academies Oceanside Project
Series 2022
10/01/2061	5.000%	3,500,000	3,347,697
Ivy Academia Project
Series 2021A
06/01/2061	4.000%	1,000,000	675,055
Revenue Bonds
Alliance College-Ready Public Schools
Series 2015
07/01/2035	5.000%	3,010,000	3,042,261
07/01/2045	5.000%	1,705,000	1,707,382
Aspire Public Schools
Series 2022
08/01/2061	5.000%	4,000,000	4,002,162
Girls Athletic Leadership School
Series 2021
06/01/2051	4.000%	1,000,000	724,393
06/01/2061	4.000%	2,890,000	1,978,553
Green Dot Public School Project
Series 2015A
08/01/2035	5.000%	1,510,000	1,535,133
Series 2018
08/01/2048	5.000%	1,750,000	1,756,827
Hawking Steam Charter School Project
Series 2022
07/01/2062	5.500%	1,775,000	1,795,588

Columbia Strategic California Municipal Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
KIPP Los Angeles Projects
Series 2014A
07/01/2044	5.125%	1,000,000	1,001,947
Series 2015A
07/01/2045	5.000%	1,000,000	1,004,378
Santa Clarita Valley International School Project
Series 2021
06/01/2061	4.000%	1,175,000	866,060
Total			32,402,671
Disposal 0.2%
California Municipal Finance Authority(c),(f)
Revenue Bonds
Republic Services, Inc. Project
Series 2023 (Mandatory Put 09/01/33)
09/01/2053	4.375%	750,000	782,379
Higher Education 4.6%
California Public Finance Authority(d)
Revenue Bonds
California University of Science and Medicine
Series 2019
07/01/2054	6.250%	3,000,000	3,116,733
California Statewide Communities Development Authority(d)
Revenue Bonds
California Baptist University
Series 2014A
11/01/2043	6.375%	3,000,000	3,004,014
Lancer Plaza Project
Series 2013
11/01/2033	5.625%	1,400,000	1,401,387
11/01/2043	5.875%	1,875,000	1,875,852
University of California(g)
Refunding Revenue Bonds
Series 2024BS
05/15/2036	5.000%	6,000,000	7,378,038
Total			16,776,024
Hospital 15.5%
California Health Facilities Financing Authority
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2040	5.000%	2,000,000	2,015,930
PIH Health
Series 2020A
06/01/2050	4.000%	4,500,000	4,356,916
Revenue Bonds
City of Hope Obligated Group
Series 2019
11/15/2045	4.000%	8,000,000	7,830,618
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
El Camino Hospital
Series 2017
02/01/2047	5.000%	4,000,000	4,113,359
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	7,000,000	6,949,464
Subordinated Series 2020A-2
11/01/2051	4.000%	1,000,000	954,730
California Health Facilities Financing Authority(g)
Refunding Revenue Bonds
Scripps Health
Series 2024A
11/15/2043	5.000%	2,000,000	2,283,092
11/15/2044	5.000%	2,000,000	2,266,696
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2047	5.000%	2,000,000	2,034,620
Revenue Bonds
Clincas Del Camino Real, Inc.
Series 2020
03/01/2050	4.000%	5,000,000	3,806,711
California Public Finance Authority
Refunding Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2017
10/15/2047	5.000%	4,000,000	4,015,004
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System
Series 2018
03/01/2042	4.000%	5,000,000	4,877,349
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2054	5.500%	2,660,000	2,653,349
California Statewide Communities Development Authority(d)
Revenue Bonds
Loma Linda University Medical Center
Series 2018
12/01/2058	5.500%	3,000,000	3,060,296
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2042	4.000%	3,000,000	2,808,239
Regents of the University of California Medical Center
Revenue Bonds
Series 2022P
05/15/2053	4.000%	2,500,000	2,481,508
Columbia Strategic California Municipal Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Township Health Care District
Refunding Revenue Bonds
Series 2019A
07/01/2048	4.000%	500,000	436,814
Total			56,944,695
Human Service Provider 1.5%
California Municipal Finance Authority
Refunding Revenue Bonds
Harbor Regional Center Project
Series 2015
11/01/2039	5.000%	2,000,000	2,033,920
Inland Regional Center Project
Series 2015
06/15/2045	5.000%	3,500,000	3,538,577
Total			5,572,497
Local Appropriation 0.5%
Sacramento City Schools Joint Powers Financing Authority
Refunding Revenue Bonds
Series 2006A (BAM)
03/01/2040	5.000%	2,000,000	2,001,947
Local General Obligation 14.3%
Alameda Unified School District-Alameda County
Unlimited General Obligation Bonds
Election of 2014
Series 2019C
08/01/2042	3.000%	1,000,000	859,266
Carlsbad Unified School District
Unlimited General Obligation Bonds
Election of 2018
Series 2019A
08/01/2048	3.125%	2,750,000	2,264,181
Series 2021B
08/01/2046	3.000%	3,175,000	2,590,405
08/01/2050	2.375%	3,000,000	1,998,528
Cerritos Community College District
Unlimited General Obligation Bonds
Series 2019C
08/01/2044	3.000%	5,000,000	4,211,278
Chaffey Joint Union High School District(e)
Unlimited General Obligation Bonds
Series 2019D
08/01/2034	0.000%	500,000	339,116
08/01/2035	0.000%	660,000	428,811
08/01/2036	0.000%	1,000,000	619,022
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Coast Community College District(e)
Unlimited General Obligation Bonds
Election of 2012
Series 2019F
08/01/2041	0.000%	2,125,000	1,035,346
08/01/2043	0.000%	7,250,000	3,184,127
Compton Unified School District(e)
Unlimited General Obligation Bonds
Compton Unified School District
Series 2019B (BAM)
06/01/2036	0.000%	2,750,000	1,705,171
Conejo Valley Unified School District(e)
Unlimited General Obligation Bonds
Series 2015A (AGM)
08/01/2030	0.000%	1,000,000	748,020
Desert Community College District(g)
Unlimited General Obligation Bonds
Election of 2016
Series 2024
08/01/2051	4.000%	2,750,000	2,743,112
East Side Union High School District
Unlimited General Obligation Refunding Bonds
Series 2003B (NPFGC)
08/01/2026	5.250%	360,000	383,212
El Monte Union High School District(e)
Unlimited General Obligation Bonds
Series 2021E
06/01/2046	0.000%	2,765,000	1,019,974
Fremont Union High School District
Unlimited General Obligation Bonds
Series 2021A
08/01/2037	3.000%	2,045,000	1,926,560
Glendale Community College District(e)
Unlimited General Obligation Bonds
Series 2020B
08/01/2044	0.000%	1,550,000	624,335
02/01/2045	0.000%	1,250,000	489,883
Long Beach Unified School District(e)
Unlimited General Obligation Bonds
Series 2015D-1
08/01/2032	0.000%	1,500,000	1,069,366
Manteca Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2004
Series 2006 (NPFGC)
08/01/2032	0.000%	5,440,000	4,143,539
Monterey Peninsula Community College District(e)
Unlimited General Obligation Refunding Bonds
Series 2016
08/01/2032	0.000%	3,500,000	2,630,463
08/01/2033	0.000%	2,000,000	1,445,649

Columbia Strategic California Municipal Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount San Antonio Community College District(e)
Unlimited General Obligation Bonds
Election of 2008
Series 2021E
08/01/2046	0.000%	8,230,000	3,214,210
Pomona Unified School District(e)
Unlimited General Obligation Bonds
Series 2016G (AGM)
08/01/2033	0.000%	1,000,000	722,988
08/01/2034	0.000%	1,610,000	1,119,440
Poway Unified School District(e)
Unlimited General Obligation Bonds
Improvement District No. 2007-1-A
Series 2009
08/01/2030	0.000%	2,295,000	1,885,987
San Diego Unified School District(e)
Unlimited General Obligation Bonds
Capital Appreciation Bonds
Series 2016I
07/01/2034	0.000%	5,000,000	3,326,103
San Diego Unified School District
Unlimited General Obligation Bonds
Series 2019B
07/01/2048	3.250%	5,000,000	4,263,235
Sierra Kings Health Care District
Unlimited General Obligation Refunding Bonds
Series 2015
08/01/2037	5.000%	1,500,000	1,519,694
Total			52,511,021
Multi-Family 13.5%
California Community Housing Agency(d)
Revenue Bonds
Junior Bonds
Series 2021A-2
02/01/2043	4.000%	3,000,000	2,665,236
The Arbors
Series 2020A
08/01/2050	5.000%	3,500,000	3,233,914
California Housing Finance Agency
Revenue Bonds
Series 2021-1A
11/20/2035	3.500%	2,446,545	2,305,199
California Municipal Finance Authority
Refunding Revenue Bonds
Caritas Projects
Series 2017A
08/15/2042	4.000%	1,000,000	970,743
Revenue Bonds
Bowles Hall Foundation
Series 2015A
06/01/2050	5.000%	1,250,000	1,257,376
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Caritas Affordable Housing
Series 2014
08/15/2049	5.250%	3,500,000	3,515,435
Subordinated Series 2014
08/15/2049	5.875%	1,000,000	1,002,242
CMFA Special Finance Agency(d)
Revenue Bonds
Junior Bonds - Latitude33
Series 2021A
12/01/2045	4.000%	3,000,000	2,409,073
Junior Bonds - Solana at Grand
Series 2021A-2
08/01/2045	4.000%	3,000,000	2,456,364
CMFA Special Finance Agency VIII(d)
Revenue Bonds
Elan Huntington Beach
Series 2021
08/01/2047	4.000%	1,900,000	1,590,508
CSCDA Community Improvement Authority(d)
Revenue Bonds
Jefferson-Anaheim Social Bonds
Series 2021
08/01/2056	3.125%	2,500,000	1,747,701
Parallel-Anaheim Social Bonds
Series 2021
08/01/2056	4.000%	1,760,000	1,330,013
Pasadena Portfolio Social Bonds
Series 2021
12/01/2056	3.000%	2,000,000	1,370,264
12/01/2056	4.000%	1,000,000	723,380
Social Bonds
Series 2021A-2
10/01/2056	4.000%	3,000,000	2,161,456
Social Bonds - Mezzanine Lien - 777 Place-Pomona
Series 2021
05/01/2057	4.000%	2,000,000	1,396,117
Social Bonds - Mezzanine Lien - Park Crossing Apartments
Series 2021
12/01/2048	4.000%	2,000,000	1,462,130
Social Bonds - Mezzanine Lien - Westgate Phase 1-Pasadena
Series 2021
06/01/2057	4.000%	2,000,000	1,325,791
Social Bonds - Millennium South Bay-Hawthorne
Series 2021
07/01/2058	4.000%	2,000,000	1,337,717
Social Bonds - Monterey Station-Pomona
Series 2021
07/01/2058	4.000%	2,000,000	1,352,002
Columbia Strategic California Municipal Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Social Bonds - Senior Lien - Park Crossing Apartments
Series 2021
12/01/2058	3.250%	1,500,000	1,003,003
The Link - Glendale Social Bonds
Subordinated Series 2021
07/01/2056	4.000%	3,500,000	2,520,376
Union South Bay Social Bonds
Series 2021
07/01/2056	4.000%	2,000,000	1,460,458
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
Revenue Bonds
Series 2019-ML05
11/25/2033	3.350%	3,735,930	3,514,732
Freddie Mac Multifamily Certificates
Revenue Bonds
Series 2021-ML10 Class A (FHLMC)
06/25/2038	2.046%	2,422,992	1,873,152
Hastings Campus Housing Finance Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2061	5.000%	4,000,000	3,416,576
Total			49,400,958
Municipal Power 1.4%
Guam Power Authority(h)
Refunding Revenue Bonds
Series 2022A
10/01/2043	5.000%	3,000,000	3,140,756
Puerto Rico Electric Power Authority(h),(i)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	1,965,000	604,237
Series 2012A
07/01/2042	0.000%	4,250,000	1,306,875
Total			5,051,868
Other Bond Issue 0.6%
City of Long Beach Marina System
Revenue Bonds
Series 2015
05/15/2040	5.000%	2,000,000	2,011,582
Prepaid Gas 3.9%
California Community Choice Financing Authority(f)
Revenue Bonds
Clean Energy Project
Series 2023 (Mandatory Put 04/01/30)
10/31/2054	5.250%	1,000,000	1,072,876
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 11/01/30)
10/01/2054	5.500%	3,000,000	3,303,191
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 03/01/31)
02/01/2054	5.000%	7,000,000	7,515,250
Series 2023 (Mandatory Put 08/01/29)
12/01/2053	5.000%	1,000,000	1,056,254
M-S-R Energy Authority
Revenue Bonds
Series 2009B
11/01/2034	7.000%	1,000,000	1,276,604
Total			14,224,175
Refunded / Escrowed 1.1%
California School Finance Authority(d)
Prerefunded 07/01/25 Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	1,000,000	1,045,271
07/01/2046	6.375%	155,000	161,492
Prerefunded 08/01/25 Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2041	5.000%	150,000	154,737
Glendale Unified School District(e)
Prerefunded 09/01/25 Unlimited General Obligation Bonds
Series 2015B
09/01/2031	0.000%	1,900,000	1,391,262
Prerefunded 09/01/25 Unlimited General Obligation Refunding Bonds
Series 2015B
09/01/2032	0.000%	1,000,000	697,091
Riverside Community College District(e)
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Election of 2004
Series 2015E
08/01/2030	0.000%	600,000	454,406
Total			3,904,259
Resource Recovery 0.0%
California Municipal Finance Authority(c),(d),(i)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	2,745,000	54,900

Columbia Strategic California Municipal Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Retirement Communities 4.1%
California Health Facilities Financing Authority
Revenue Bonds
Episcopal Communities & Services
Series 2024
11/15/2058	5.250%	1,000,000	1,057,440
California Municipal Finance Authority
Refunding Revenue Bonds
HumanGood Obligation Group
Series 2019A
10/01/2044	4.000%	2,500,000	2,436,243
Revenue Bonds
HumanGood California Obligated Group
Series 2021
10/01/2046	4.000%	2,000,000	1,919,931
10/01/2049	4.000%	2,500,000	2,348,826
California Public Finance Authority(d)
Revenue Bonds
Enso Village Project - Green Bonds
Series 2021
11/15/2056	5.000%	1,000,000	780,832
California Statewide Communities Development Authority
Refunding Revenue Bonds
American Baptist Homes West
Series 2015
10/01/2045	5.000%	3,155,000	3,175,130
Front Porch Communities & Services
Series 2017
04/01/2047	4.000%	1,750,000	1,666,637
Series 2021
04/01/2046	3.000%	1,000,000	807,056
04/01/2051	3.000%	1,250,000	950,352
Total			15,142,447
Sales Tax 4.1%
Commonwealth of Puerto Rico(e),(h)
Revenue Notes
Series 2022
11/01/2051	0.000%	1,881,176	1,060,513
Subordinated Series 2022
11/01/2043	0.000%	820,743	454,486
Puerto Rico Sales Tax Financing Corp.(e),(h)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	27,900,000	8,668,293
Puerto Rico Sales Tax Financing Corp.(h)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	5,000,000	5,003,694
Total			15,186,986
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Property Tax 7.8%
Bakersfield Redevelopment Agency
Tax Allocation Bonds
Old Town Kern Pioneer
Series 2009A
08/01/2029	7.500%	915,000	917,874
Southeast Bakersfield
Series 2009B
08/01/2029	7.250%	430,000	431,326
Chula Vista Municipal Financing Authority
Refunding Special Tax Bonds
Series 2015A
09/01/2035	5.000%	2,460,000	2,542,196
09/01/2036	5.000%	2,435,000	2,511,937
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1(d)
Tax Allocation Bonds
Facilities Increment - Treasure Island
Series 2022
09/01/2052	5.000%	1,000,000	974,004
City of Dublin
Special Tax Bonds
Improvement Area No. 3
Series 2021
09/01/2045	4.000%	850,000	780,287
09/01/2051	4.000%	865,000	761,552
City of Irvine
Special Tax Bonds
Community Facilities District 2013-3
Series 2014
09/01/2039	5.000%	750,000	755,188
09/01/2044	5.000%	2,525,000	2,538,322
Elk Grove Unified School District
Refunding Special Tax Bonds
Community Facilities District No. 1
Series 1995 (AMBAC)
12/01/2024	6.500%	465,000	476,676
Inland Valley Development Agency
Refunding Tax Allocation Bonds
Series 2014A
09/01/2044	5.000%	5,000,000	5,000,477
Irvine Facilities Financing Authority
Special Tax Bonds
Irvine Great Park Infrastructure Project
Series 2023 (BAM)
09/01/2058	4.000%	1,000,000	1,001,843
Irvine Unified School District
Special Tax Bonds
Community Facilities District Number 09-1
Series 2019A
09/01/2040	4.000%	685,000	673,891
Columbia Strategic California Municipal Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jurupa Public Financing Authority
Refunding Special Tax Bonds
Series 2014A
09/01/2042	5.000%	1,000,000	1,006,951
Orange County Community Facilities District
Special Tax Bonds
Rienda Phase 2B
Series 2023
08/15/2053	5.500%	1,855,000	1,939,293
Pittsburg Successor Agency Redevelopment Agency(e)
Tax Allocation Bonds
Los Medanos Community Development Project
Series 1999 (AMBAC)
08/01/2024	0.000%	2,100,000	2,063,929
River Islands Public Financing Authority
Special Tax Refunding Bonds
Improvement Area No. 1
Series 2022A-1 (AGM)
09/01/2052	5.250%	1,000,000	1,092,957
San Francisco City & County Redevelopment Agency
Tax Allocation Bonds
Mission Bay South Redevelopment Project
Series 2014A
08/01/2043	5.000%	1,000,000	1,003,578
Santa Monica Redevelopment Agency
Tax Allocation Bonds
Earthquake Recovery Redevelopment
Series 2011
07/01/2036	5.875%	1,250,000	1,253,362
Tracy Community Facilities District
Special Tax Bonds
Series 2023
09/01/2053	5.875%	1,000,000	1,069,930
Total			28,795,573
State Appropriated 0.8%
California State Public Works Board
Revenue Bonds
Series 2014B
10/01/2039	5.000%	1,000,000	1,008,465
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	1,895,000	1,909,016
Total			2,917,481
State General Obligation 2.0%
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2045	3.250%	3,650,000	3,281,406
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unlimited General Obligation Refunding Bonds
Series 2023
10/01/2050	4.000%	4,000,000	4,047,934
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	2,000	2,003
Total			7,331,343
Tobacco 3.4%
California County Tobacco Securitization Agency(e)
Refunding Revenue Bonds
Capital Allocation
Subordinated Series 2020B-2
06/01/2055	0.000%	17,780,000	3,400,480
Sonoma County Securitization Corp.
Series 2020
06/01/2055	0.000%	10,000,000	2,158,429
Golden State Tobacco Securitization Corp.(e)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	40,000,000	4,628,924
Tobacco Securitization Authority of Northern California(e)
Refunding Revenue Bonds
Sacramento County Tobacco Securitization Corp. Senior Bonds
Series 2021
06/01/2060	0.000%	5,000,000	852,196
Tobacco Securitization Authority of Southern California(e)
Refunding Revenue Bonds
San Diego County Tobacco Asset Securitization Corp.
Series 2019
06/01/2054	0.000%	7,000,000	1,350,025
Total			12,390,054
Turnpike / Bridge / Toll Road 3.4%
Foothill-Eastern Transportation Corridor Agency(e)
Refunding Revenue Bonds
Series 2015
01/15/2033	0.000%	5,000,000	3,591,618
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Subordinated Series 2019B-2
01/15/2053	3.500%	5,000,000	4,204,008
Riverside County Transportation Commission(e)
Revenue Bonds
Capital Appreciation - Senior Lien
Series 2013B
06/01/2032	0.000%	2,055,000	1,508,204
06/01/2033	0.000%	2,940,000	2,077,827

Columbia Strategic California Municipal Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Senior Lien
Series 2013
06/01/2029	0.000%	1,265,000	1,037,964
Total			12,419,621
Water & Sewer 1.9%
Metropolitan Water District of Southern California
Revenue Bonds
Series 2023A
04/01/2053	5.000%	5,000,000	5,651,384
Puerto Rico Commonwealth Aqueduct & Sewer Authority(d),(h)
Refunding Revenue Bonds
Senior Lien
Series 2020A
07/01/2047	5.000%	1,425,000	1,429,590
Total			7,080,974
Total Municipal Bonds (Cost $391,720,638)			351,928,710

Municipal Short Term 1.1%
Issue Description	Yield	Principal Amount ($)	Value ($)
Disposal 0.5%
California Municipal Finance Authority(c)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2021 (Mandatory Put 04/01/24)
07/01/2041	4.700%	2,000,000	1,999,973
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
Other Bond Issue 0.6%
California Infrastructure & Economic Development Bank(c),(d)
Revenue Bonds
Series 2023 (Mandatory Put 08/15/24)
01/01/2050	7.890%	2,000,000	2,024,092
Total Municipal Short Term (Cost $4,000,000)			4,024,065

Money Market Funds 2.6%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 4.086%(j)	9,402,521	9,403,461
Total Money Market Funds (Cost $9,402,521)		9,403,461
Total Investments in Securities (Cost: $418,143,159)		378,376,236
Other Assets & Liabilities, Net		(11,202,933)
Net Assets		367,173,303
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $77,831,418, which represents 21.20% of total net assets.

(e)	Zero coupon bond.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2024.

(g)	Represents a security purchased on a when-issued basis.
(h)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2024, the total value of these securities amounted to $21,668,444, which represents 5.90% of total net assets.

(i)	Represents a security in default.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2024.
Columbia Strategic California Municipal Income Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Strategic California Municipal Income Fund, January 31, 2024 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Strategic California Municipal Income Fund  | First Quarter Report 2024

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